Property, Plant and Equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2017
Successor [Member]
Depreciation expenses	$ 14,200		$ 19,000
Predecessor [Member]
Depreciation expenses		$ 8,900		$ 9,300	$ 28,100